Loss per share (Details)			1 Months Ended	12 Months Ended
	Jun. 26, 2019	Jun. 21, 2019	Jun. 30, 2019	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Reverse share split	0.20	0.20	0.2
Computation of Earning Per Share [Abstract]
Basic loss per share (in dollars per share) | $ / shares				$ (2.78)	$ (1.85)	$ (1.70)
Diluted loss per share (in dollars per share) | $ / shares				$ (2.78)	$ (1.85)	$ (1.70)
Issued ordinary shares at the end of the year (in shares)				112,278,065	106,528,065	95,658,500
Weighted average number of shares outstanding during the year (in shares)				107,478,625	102,877,501	51,726,288
Convertible Bonds [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Number of anti-dilutive securities (in shares)				10,453,534	10,453,534	0
Conversion price (in dollars per share) | $ / shares				$ 33.4815
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Number of anti-dilutive securities (in shares)				2,357,500	2,615,000	1,711,000
Number of dilutive securities (in shares)				0	153,457	87,352